Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and contingencies [Abstract]
Schedule of Future Minimum Commitments

As of December 31, 2013, future minimum commitments under non-cancelable agreements were as follows:

	2014	2015	2016	2017	2018	Thereafter	Total
	US$	US$	US$	US$	US$	US$	US$
Operating lease commitment	1,827	1,358	1,251	1,052	1,032	7,017	13,537
Server custody and bandwidth fee commitment	319	-	-	-	-	-	319
Advertising commitment	3,659	-	-	-	-	-	3,659
Total	5,805	1,358	1,251	1,052	1,032	7,017	17,515